Financial Investments - Carrying amount of financial investments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 2,865,200	$ 2,855,948
Debt securities
Disclosure of financial assets [line items]
Financial assets	168,746	97,302
Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	256,817	348,972
Financial investments measured at fair value through other comprehensive income | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	86,749	100,158
Financial investments measured at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	168,264	246,998
Financial investments measured at fair value through other comprehensive income | Equity securities
Disclosure of financial assets [line items]
Financial assets	1,696	1,770
Financial investments measured at fair value through other comprehensive income | Other instruments
Disclosure of financial assets [line items]
Financial assets	108	46
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	168,747	97,302
Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	35,282	21,634
Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	133,465	75,668
Financial investments
Disclosure of financial assets [line items]
Financial assets	$ 425,564	$ 446,274